Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
10.	Related Party Transactions

(a) The Company had the following balances due to and due from related parties:

At June 30, 2020 and December 31, 2019, the Company lent funds to the following related parties. These loans were unsecured, non-interest bearing and repayable on demand.

	December, 2020	December 31, 2019	Relationship
Huang Xiansheng	19,915	25,837	Minority shareholder of Shenzhen Yeller
Shenzhen Yeller Investment & Development Co., Ltd	44,581	54,433	Company owned by President of the Company
	64,496	80,270

At June 30, 2020 and December 31, 2019, the Company owed funds to the following related parties:

	December, 2020	December 31, 2019	Relationship

Huang Zhicheng	-	57,423	Former shareholder of the Company
Huang Yusheng	374,553	137,791	President of the Company
	374,553	195,214

These advances were unsecured, non-interest bearing and due on demand.

(b) Transactions

	December 31, 2020	December 31, 2019
	(Audited)	(Audited)
	$	$
Purchases of goods from Shenzhen Yeller Investment & Development Co., Ltd	9,975	232,238
Installation service charged by Shenzhen Yeller Investment & Development Co., Ltd	70,703	45,351
Rental fee charged to Shenzhen Yeller Investment & Development Co., Ltd	7,592	285,561
Sales of finished goods to Shenzhen Yeller Investment & Development Co., Ltd	7,237	-